OTHER NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Non Financial Other Liabilities Explanatory [Abstract]
Schedule of composition of non financial liabilities
	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Deferred revenues (1)(2)	2,273,137	2,036,880	512,056	702,008	2,785,193	2,738,888
Sales tax	3,870	7,609	-	-	3,870	7,609
Retentions	31,509	27,853	-	-	31,509	27,853
Others taxes	4,916	3,931	-	-	4,916	3,931
Dividends payable	-	-	-	-	-	-
Other sundry liabilities	19,144	12,518	-	-	19,144	12,518
Total other non-financial liabilities	2,332,576	2,088,791	512,056	702,008	2,844,632	2,790,799

(1)	The balance includes mainly, deferred income for services not provided as of December 31, 2021 and December 31, 2020; and for the frequent flyer LATAM Pass program.

LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles or points that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles or LATAM Pass points every time they fly in LATAM and other connections associated with the program, as well as buy in stores or use the services of a vast network of companies that have agreements with the program around the world.

(2)	As of December 31, 2021, Deferred Income includes ThUS $ 58,509 corresponding to the balance to be accrued from the committed compensation from Delta Air Lines, Inc., which is recognized in Income Statement, based on the estimation of differentials of income, until the implementation of the strategic alliance. During the period, the Company has recognized ThUS $ 118,188 for this concept.

Additionally, the Company maintains a balance of ThUS $ 29,507 in the Trade accounts payable item of the Statement of Financial Position, corresponding to the compensation of costs to be incurred.

Schedule of composition of non financial liabilities
		Deferred income				Adjustment application
				Loyalty program		IAS 29,
	Initial balance	(1) Recognition	Use	(Award and redeem)	Expiration of tickets	Argentina hyperinflation	Others provisions	Final balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2019	2,974,760	8,264,970	(7,703,011)	124,548	(156,435)	2,232	33,402	3,540,466
From January 1 to December 31, 2020	3,540,466	1,970,203	(2,554,476)	(137,176)	(72,670)	(3,485)	(3,974)	2,738,888
From January 1 to December 31, 2021	2,738,888	4,221,168	(4,053,345)	(12,091)	(114,227)	-	4,800	2,785,193

(1)	The balance includes mainly, deferred income for services not provided as of December 31, 2021 and December 31, 2020; and for the frequent flyer LATAM Pass program.

LATAM Pass is LATAM’s frequent flyer program that allows rewarding the preference and loyalty of its customers with multiple benefits and privileges, through the accumulation of miles or points that can be exchanged for tickets or for a varied range of products and services. Clients accumulate miles or LATAM Pass points every time they fly in LATAM and other connections associated with the program, as well as buy in stores or use the services of a vast network of companies that have agreements with the program around the world.